UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA HIGH-YIELD OPPORTUNITIES FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA HIGH-YIELD
                            OPPORTUNITIES Fund

                             [GRAPHIC USAA HIGH-YIELD OPPORTUNITIES FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
       OCTOBER 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (70.1%)

              AEROSPACE & DEFENSE (0.9%)
     $1,250   BE Aerospace, Inc., Senior Subordinated Notes,
                Series B(i)                                                 8.88%      5/01/2011      $  1,319
        500   K & F Industries, Inc., Senior Subordinated Notes,
                Series B                                                    9.63      12/15/2010           580
                                                                                                      --------
                                                                                                         1,899
                                                                                                      --------
              AGRICULTURAL PRODUCTS (1.0%)
      1,000   Seminis Vegetable Seeds, Inc., Senior Subordinated Notes     10.25      10/01/2013         1,130
      1,000   Southern States Cooperative, Inc., Senior Notes(a)           10.50      10/15/2010         1,005
                                                                                                      --------
                                                                                                         2,135
                                                                                                      --------
              ALTERNATIVE CARRIERS (0.3%)
        750   Level 3 Financing, Inc., Senior Notes(a,i)                   10.75      10/15/2011           656
                                                                                                      --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.5%)
      1,000   Jostens IH Corp., Senior Subordinated Notes(a)                7.63      10/01/2012         1,040
        500   Kellwood Co., Debentures                                      7.63      10/15/2017           551
        500   Kellwood Co., Senior Notes                                    7.88       7/15/2009           564
        500   Oxford Industries, Inc., Senior Notes                         8.88       6/01/2011           541
        500   St. John Knits International, Inc., Senior
                Subordinated Notes                                         12.50       7/01/2009           545
                                                                                                      --------
                                                                                                         3,241
                                                                                                      --------
              APPAREL RETAIL (0.2%)
        325   William Carter Co., Senior Subordinated Notes, Series B      10.88       8/15/2011           374
                                                                                                      --------
              AUTO PARTS & EQUIPMENT (0.3%)
        500   Dana Corp., Senior Notes                                     10.13       3/15/2010           566
                                                                                                      --------
              BROADCASTING & CABLE TV (4.2%)
      1,000   Adelphia Communications Corp., Senior Notes, Series B(b)      9.88       3/01/2007           860
      1,000   Charter Communications Holdings II, Senior Notes             10.25       9/15/2010         1,045
      3,500   Charter Communications Holdings LLC,
                Senior Discount Notes, 13.50%, 1/15/2006(i)                16.35(e)    1/15/2011         2,634
      1,126   Charter Communications, Inc., Subordinated Notes,
                Convertible Bond(i)                                         5.75      10/15/2005         1,063
      1,000   Insight Communications, Inc., Senior Discount Notes,
                12.25%, 2/15/2006(i)                                        9.89(e)    2/15/2011           989
        500   Mediacom Broadband LLC, Senior Notes                         11.00       7/15/2013           537
      1,500   Mediacom LLC, Senior Notes(i)                                 7.88       2/15/2011         1,455
      1,000   RCN Corp., Senior Notes(b)                                   10.00      10/15/2007           515
                                                                                                      --------
                                                                                                         9,098
                                                                                                      --------
              CASINOS & GAMING (1.5%)
        500   Argosy Gaming Co., Senior Subordinated Notes                  9.00       9/01/2011           566
      1,000   Choctaw Resort Development Enterprise, Senior Notes(a,c)      7.25      11/15/2019         1,025
        500   Inn of the Mountain Gods, Senior Notes                       12.00      11/15/2010           581
      1,000   Pinnacle Entertainment, Inc., Senior Subordinated Notes       8.75      10/01/2013         1,057
                                                                                                      --------
                                                                                                         3,229
                                                                                                      --------
              COMMERCIAL PRINTING (0.5%)
      1,000   Cenveo Corp., Senior Notes                                    9.63       3/15/2012         1,120
                                                                                                      --------
              COMMODITY CHEMICALS (0.6%)
      1,250   Lyondell Chemical Co., Senior Subordinated Notes(i)          10.88       5/01/2009         1,336
                                                                                                      --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
     $1,500   Case Corp., Notes                                             7.25%      1/15/2016      $  1,500
      1,000   Terex Corp., Senior Subordinated Notes                        7.38       1/15/2014         1,080
      1,000   United Rentals North America, Inc., Senior
                Subordinated Notes(i)                                       7.75      11/15/2013           975
                                                                                                      --------
                                                                                                         3,555
                                                                                                      --------
              CONSTRUCTION MATERIALS (0.8%)
      1,000   Mueller Group, Inc., Senior Subordinated Notes               10.00       5/01/2012         1,085
      1,000   Mueller Holdings, Inc., Senior Discount
                Notes, 14.75%, 4/15/2009                                   11.72(e)    4/15/2014           645
                                                                                                      --------
                                                                                                         1,730
                                                                                                      --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
        500   Iron Mountain, Inc., Senior Subordinated Notes                7.75       1/15/2015           545
                                                                                                      --------

              DISTRIBUTORS (0.2%)
        500   Adesa, Inc., Senior Subordinated Notes                        7.63       6/15/2012           525
                                                                                                      --------
              DIVERSIFIED CHEMICALS (1.2%)
        750   Equistar Chemical Co., Senior Unsecured Notes                10.63       5/01/2011           868
        500   FMC Corp., Senior Secured Notes                              10.25      11/01/2009           585
        500   Huntsman ICI Chemicals LLC, Senior
                Subordinated Notes(i)                                      10.13       7/01/2009           528
      1,000   Huntsman International Holdings LLC, Senior
                Discount Notes(i)                                          12.55(m)   12/31/2009           548
                                                                                                      --------
                                                                                                         2,529
                                                                                                      --------
              DIVERSIFIED COMMERCIAL SERVICES (1.3%)
        500   Brickman Group Ltd., Senior Subordinated Notes, Series B     11.75      12/15/2009           580
        500   Coinmach Corp., Senior Notes                                  9.00       2/01/2010           520
      1,152   KinderCare Learning Center, Inc., Senior
                Subordinated Notes(d)                                       9.50       2/15/2009         1,168
        500   Stewart Enterprises, Inc., Senior Subordinated Notes         10.75       7/01/2008           551
                                                                                                      --------
                                                                                                         2,819
                                                                                                      --------
              DIVERSIFIED METALS & MINING (0.8%)
        625   Compass Minerals Group, Inc., Guaranteed Senior
                Subordinated Notes                                         10.00       8/15/2011           705
        500   Peabody Energy Corp., Senior Notes(a)                         5.88       4/15/2016           502
        500   Peabody Energy Corp., Senior Notes, Series B                  6.88       3/15/2013           550
                                                                                                      --------
                                                                                                         1,757
                                                                                                      --------
              DRUG RETAIL (0.5%)
      1,000   Rite Aid Corp., Senior Secured Notes                          8.13       5/01/2010         1,070
                                                                                                      --------

              ELECTRIC UTILITIES (1.5%)
        946   FPL Energy Wind Funding LLC, Notes(a)                         6.88       7/27/2017           961
      1,000   Monongahela Power Co., First Mortgage Bond(a)                 6.70       6/15/2014         1,091
      1,000   TECO Energy, Inc., Senior Notes                              10.50      12/01/2007         1,178
                                                                                                      --------
                                                                                                         3,230
                                                                                                      --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
        500   General Cable Corp., Senior Notes                             9.50      11/15/2010           565
        500   UCAR Finance, Inc., Senior Notes                             10.25       2/15/2012           572
                                                                                                      --------
                                                                                                         1,137
                                                                                                      --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
        750   Itron, Inc., Senior Subordinated Notes(a)                     7.75       5/15/2012           761
                                                                                                      --------

              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
        500   IMC Global, Inc., Debentures                                  6.88       7/15/2007           533
        500   IMC Global, Inc., Senior Notes                               10.88       8/01/2013           635
                                                                                                      --------
                                                                                                         1,168
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (0.3%)
     $  500   Southern Star Central Corp., Senior Secured Notes             8.50%      8/01/2010      $    545
                                                                                                      --------
              HEALTH CARE EQUIPMENT (0.2%)
        500   Insight Health Services Corp., Senior Subordinated
                Notes, Series B                                             9.88      11/01/2011           502
                                                                                                      --------
              HEALTH CARE FACILITIES (0.5%)
        500   Triad Hospitals, Inc., Senior Subordinated Notes              7.00      11/15/2013           515
        500   United Surgical Partners, Inc., Senior
                Subordinated Notes                                         10.00      12/15/2011           576
                                                                                                      --------
                                                                                                         1,091
                                                                                                      --------
              HEALTH CARE SERVICES (0.1%)
        250   US Oncology, Inc., Senior Notes(a)                            9.00       8/15/2012           266
                                                                                                      --------
              HEALTH CARE SUPPLIES (0.5%)
        500   Fisher Scientific International, Inc., Senior
                Subordinated Notes(a)                                       6.75       8/15/2014           532
        500   Medex, Inc., Senior Subordinated Notes                        8.88       5/15/2013           549
                                                                                                      --------
                                                                                                         1,081
                                                                                                      --------
              HOME FURNISHINGS (0.3%)
        500   Interface, Inc., Senior Notes                                10.38       2/01/2010           575
                                                                                                      --------
              HOUSEHOLD APPLIANCES (0.2%)
        427   Windmere-Durable Holdings, Inc., Senior
                Subordinated Notes                                         10.00       7/31/2008           423
                                                                                                      --------
              HOUSEHOLD PRODUCTS (0.6%)
      1,500   JohnsonDiversey Holdings Inc., Senior Discount
                Notes, 10.67%, 5/15/2007                                   10.30(e)    5/15/2013         1,282
                                                                                                      --------
              INDUSTRIAL CONGLOMERATES (1.0%)
      2,000   Hutchison Whampoa International Ltd., Notes(a)                6.25       1/24/2014         2,076
                                                                                                      --------

              INDUSTRIAL MACHINERY (0.9%)
        250   Manitowoc Co., Inc., Senior Notes                             7.13      11/01/2013           266
      1,000   Manitowoc Co., Inc., Senior Subordinated Notes               10.50       8/01/2012         1,159
        500   Valmont Industries, Inc., Senior Subordinated Notes(a)        6.88       5/01/2014           519
                                                                                                      --------
                                                                                                         1,944
                                                                                                      --------
              INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
      1,000   LCI International, Inc., Senior Notes                         7.25       6/15/2007           930
        250   Northwestern Bell Telephone Co., Debentures                   6.25       1/01/2007           253
      1,000   Qwest Capital Funding, Inc., Debentures                       6.88       7/15/2028           775
      1,000   Qwest Communications International, Inc.,
                Senior Notes(a)                                             7.50       2/15/2014           965
        500   Qwest Services Corp., Senior Subordinated
                Secured Notes(a)                                           13.50      12/15/2007           575
      1,000   Qwest Services Corp., Senior Subordinated
                Secured Notes(a)                                           14.50      12/15/2014         1,240
                                                                                                      --------
                                                                                                         4,738
                                                                                                      --------
              LEISURE FACILITIES (0.8%)
      1,000   Bally Total Fitness Holding Corp., Senior Notes              10.50       7/15/2011           975
      1,500   Town Sports International Holdings, Inc.,
                Senior Discount Notes, 11.00%, 2/01/2009                   11.00(e)    2/01/2014           806
                                                                                                      --------
                                                                                                         1,781
                                                                                                      --------
              LEISURE PRODUCTS (0.7%)
        500   K2, Inc., Senior Notes(a)                                     7.38       7/01/2014           547
      1,000   Riddell Bell Holdings, Inc., Senior
                Subordinated Notes(a)                                       8.38      10/01/2012         1,038
                                                                                                      --------
                                                                                                         1,585
                                                                                                      --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.5%)
     $1,000   AAG Holding Co., Inc., Senior Notes                           6.88%      6/01/2008      $  1,056
      1,000   Americo Life, Inc., Senior Notes(a)                           7.88       5/01/2013         1,044
      1,000   Phoenix Home Life Mutual Insurance, Notes(a)                  6.95      12/01/2006         1,059
                                                                                                      --------
                                                                                                         3,159
                                                                                                      --------
              MANAGED HEALTH CARE (0.5%)
      1,000   Highmark Inc., Senior Notes(a)                                6.80       8/15/2013         1,089
                                                                                                      --------
              METAL & GLASS CONTAINERS (1.6%)
        500   Crown Cork & Seal S.A., Senior Secured Notes                  9.50       3/01/2011           575
      1,000   Graham Packaging Co., Senior Notes(a)                         8.50      10/15/2012         1,050
        500   Owens-Brockway Glass Container, Senior Secured Notes          8.88       2/15/2009           549
        250   Tekni-Plex, Inc., Senior Secured Notes(a)                     8.75      11/15/2013           238
      1,250   Tekni-Plex, Inc., Senior Subordinated Notes,
                Series B(i)                                                12.75       6/15/2010           950
                                                                                                      --------
                                                                                                         3,362
                                                                                                      --------
              MOVIES & ENTERTAINMENT (2.0%)
      2,000   Cinemark, Inc., Senior Discount Notes, 9.75%, 3/15/2009       8.93(e)    3/14/2014         1,410
      1,000   IMAX Corp., Senior Notes(a)                                   9.63      12/01/2010         1,013
      1,000   LCE Acquisition Corp., Senior Subordinated Notes(a)           9.00       8/01/2014         1,052
        750   Lodgenet Entertainment Corp., Senior Subordinated Notes       9.50       6/15/2013           823
                                                                                                      --------
                                                                                                         4,298
                                                                                                      --------
              MULTI-LINE INSURANCE (3.0%)
      2,550   AFC Capital Trust I, Guaranteed Notes, Series B               8.21       2/03/2027         2,578
      2,000   Farmers Exchange Capital, Surplus Notes(a)                    7.05       7/15/2028         2,032
      1,700   Farmers Insurance Exchange, Surplus Notes(a)                  8.63       5/01/2024         1,997
                                                                                                      --------
                                                                                                         6,607
                                                                                                      --------
              MULTI-SECTOR HOLDINGS (1.9%)
      4,000   Leucadia National Corp., Senior Subordinated Notes(d)         8.65       1/15/2027         4,162
                                                                                                      --------
              MULTI-UTILITIES & UNREGULATED POWER (2.1%)
      1,000   Calpine Canada Energy Finance, Senior Notes(i)                8.50       5/01/2008           620
        250   MSW Energy Holdings II LLC, Senior Secured
                Notes, Series B                                             7.38       9/01/2010           265
        250   MSW Energy Holdings LLC, Senior Secured Notes,
                Series B                                                    8.50       9/01/2010           275
      1,000   NRG Energy, Inc., Second Priority Senior
                Secured Notes(a)                                            8.00      12/15/2013         1,110
      2,000   Sierra Pacific Resources, Senior Notes                        8.63       3/15/2014         2,289
                                                                                                      --------
                                                                                                         4,559
                                                                                                      --------
              OFFICE ELECTRONICS (0.4%)
        500   Xerox Corp., Senior Notes                                     7.63       6/15/2013           553
        250   Xerox Corp., Senior Notes                                    10.25       1/15/2009           294
                                                                                                      --------
                                                                                                           847
                                                                                                      --------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
        750   Dresser, Inc., Senior Notes                                   9.38       4/15/2011           840
        500   Hanover Compressor Co., Subordinated Notes                   10.80(m)    3/31/2007           428
        500   Hanover Equipment Trust, Senior Secured Notes,
                Series 2001A                                                8.50       9/01/2008           541
                                                                                                      --------
                                                                                                         1,809
                                                                                                      --------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
        750   Energy Partners Ltd., Senior Unsecured Notes                  8.75       8/01/2010           817
        500   Newfield Exploration Co., Senior Subordinated Notes           6.63       9/01/2014           539
      2,000   Southwestern Energy Co., MTN(d)                               7.63       5/01/2027(o)      2,207
                                                                                                      --------
                                                                                                         3,563
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (2.4%)
     $  250   Citgo Petroleum Corp., Senior Notes(a)                        6.00%     10/15/2011      $    255
        750   OMI Corp., Senior Notes                                       7.63      12/01/2013           795
        500   Overseas Shipholding Group, Inc., Senior Notes                8.25       3/15/2013           565
      1,000   Pacific Energy Partners, LP, Senior Notes(a)                  7.13       6/15/2014         1,080
      2,000   Tennessee Gas Pipeline Co., Debentures                        7.00      10/15/2028         1,950
        500   Transcontinental Gas Pipeline Corp., Senior
                Notes, Series B                                             8.88       7/15/2012           619
                                                                                                      --------
                                                                                                         5,264
                                                                                                      --------
              PACKAGED FOODS & MEAT (1.9%)
        500   Del Monte Corp., Senior Subordinated Notes                    8.63      12/15/2012           566
        500   Del Monte Corp., Senior Subordinated Notes, Series B          9.25       5/15/2011           555
        250   Merisant Co., Senior Subordinated Notes(a)                    9.50       7/15/2013           231
        500   Michael Foods, Inc., Senior Subordinated Notes                8.00      11/15/2013           524
      1,000   Pilgrims Pride Corp., Senior Subordinated Notes               9.25      11/15/2013         1,122
      1,000   Reddy Ice Group, Inc., Senior Subordinated Notes              8.88       8/01/2011         1,088
                                                                                                      --------
                                                                                                         4,086
                                                                                                      --------
              PAPER PACKAGING (0.6%)
        250   Graphic Packaging Corp., Senior Subordinated Notes            8.63       2/15/2012           265
        500   Graphic Packaging International, Inc., Senior
                Subordinated Notes                                          9.50       8/15/2013           579
        500   Longview Fibre Co., Senior Subordinated Notes                10.00       1/15/2009           551
                                                                                                      --------
                                                                                                         1,395
                                                                                                      --------
              PAPER PRODUCTS (0.5%)
      1,000   Boise Cascade LLC, Senior Subordinated Notes(a)               7.13      10/15/2014         1,055
                                                                                                      --------

              PERSONAL PRODUCTS (1.4%)
      1,100   Chattem, Inc., Senior Subordinated Notes                      7.00       3/01/2014         1,130
        750   Elizabeth Arden, Inc., Senior Subordinated Notes              7.75       1/15/2014           795
      1,000   Jafra Cosmetics International, Inc., Senior
                Subordinated Notes                                         10.75       5/15/2011         1,125
                                                                                                      --------
                                                                                                         3,050
                                                                                                      --------
              PROPERTY & CASUALTY INSURANCE (3.9%)
      2,000   First American Capital Trust I                                8.50       4/15/2012         2,285
      1,000   Kingsway America, Inc., Senior Notes                          7.50       2/01/2014         1,035
      2,000   Markel Capital Trust I, Capital Securities, Series B          8.71       1/01/2046         2,143
      1,000   Ohio Casualty Corp., Notes                                    7.30       6/15/2014         1,063
      2,000   Zenith National Insurance Capital Trust(a,d)                  8.55       8/01/2028         1,880
                                                                                                      --------
                                                                                                         8,406
                                                                                                      --------
              PUBLISHING (2.2%)
        500   Advanstar Communications, Inc., Second Priority Senior
                 Secured Exchange Notes                                    10.75       8/15/2010           560
      1,000   American Media Operations, Inc., Senior
                Subordinated Notes                                          8.88       1/15/2011         1,056
      1,500   Houghton Mifflin Co., Senior Subordinated Notes(i)            9.88       2/01/2013         1,635
        500   Penton Media, Inc., Senior Secured Notes                     11.88      10/01/2007           490
      1,000   Vertis, Inc., Senior Notes, Series B(i)                      10.88       6/15/2009         1,095
                                                                                                      --------
                                                                                                         4,836
                                                                                                      --------
              REAL ESTATE INVESTMENT TRUSTS (1.7%)
        500   Crescent Real Estate Equities Co., Senior Notes               9.25       4/15/2009           544
         68   Felcor Lodging LP, Senior Notes                              10.00       9/15/2008            72
        500   Host Marriott LP, Senior Notes(i)                             7.13      11/01/2013           542
        500   Host Marriott LP, Senior Unsecured Notes, Series I            9.50       1/15/2007           555
        500   Thornburg Mortgage, Inc., Senior Notes                        8.00       5/15/2013           524
        400   TriNet Corporate Realty Trust, Inc., Notes                    7.95       5/15/2006           428
      1,000   TriNet Corporate Realty Trust, Inc., Senior Notes             7.70       7/15/2017         1,112
                                                                                                      --------
                                                                                                         3,777
                                                                                                      --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
     $2,000   PXRE Capital Trust I, Pass-Through Certificates               8.85%      2/01/2027      $  1,990
                                                                                                      --------
              RESTAURANTS (1.1%)
      1,250   Friendly Ice Cream Corp., Senior Notes(i)                     8.38       6/15/2012         1,197
      1,250   Sbarro, Inc., Senior Notes(i)                                11.00       9/15/2009         1,200
                                                                                                      --------
                                                                                                         2,397
                                                                                                      --------
              SEMICONDUCTOR EQUIPMENT (0.2%)
        500   Amkor Technology, Inc., Senior Notes(i)                       7.13       3/15/2011           433
                                                                                                      --------
              SPECIALTY CHEMICALS (2.3%)
      1,000   Crompton Corp., Senior Notes(a)                               9.88       8/01/2012         1,107
        500   ISP Chemco, Inc., Senior Subordinated Notes, Series B        10.25       7/01/2011           559
        550   Kraton Polymers LLC/CAP, Senior Subordinated Notes(a)         8.13       1/15/2014           553
      1,000   Nalco Co., Senior Subordinated Notes(i)                       8.88      11/15/2013         1,100
        500   Pliant Corp., Senior Secured Notes                           11.13       9/01/2009           540
        500   Rockwood Specialties Group, Inc., Senior
                Subordinated Notes                                         10.63       5/15/2011           558
        500   Terra Capital, Inc., Senior Notes                            11.50       6/01/2010           562
                                                                                                      --------
                                                                                                         4,979
                                                                                                      --------
              SPECIALTY STORES (0.7%)
        500   General Nutrition Center, Inc., Senior
                Subordinated Notes                                          8.50      12/01/2010           508
      1,000   Petro Stopping Centers, LP, Senior Notes                      9.00       2/15/2012         1,082
                                                                                                      --------
                                                                                                         1,590
                                                                                                      --------
              STEEL (0.9%)
      1,500   AK Steel Holding Corp., Senior Notes(i)                       7.75       6/15/2012         1,523
        325   U.S. Steel LLC, Senior Notes                                 10.75       8/01/2008           385
                                                                                                      --------
                                                                                                         1,908
                                                                                                      --------
              TOBACCO (0.2%)
        500   Dimon, Inc., Senior Notes                                     7.75       6/01/2013           498
                                                                                                      --------
              TRUCKING (0.2%)
        500   Greyhound Lines, Inc., Senior Subordinated Notes,
                Series B                                                   11.50       4/15/2007           505
                                                                                                      --------
              WIRELESS TELECOMMUNICATION SERVICES (4.7%)
        250   Airgate PCS, Inc., Senior Secured Notes(a)                    5.85(q)   10/15/2011           258
      1,000   Alamosa, Inc., Senior Discount
                Notes, 12.00%, 7/31/2005                                    9.72(e)    7/31/2009         1,075
        500   American Cellular Corp., Senior Notes, Series B              10.00       8/01/2011           423
      1,000   American Tower Corp., Senior Notes(i)                         7.50       5/01/2012         1,055
      1,000   Centennial Communications Corp., Senior Notes(a)              8.13       2/01/2014         1,005
        500   Crown Castle International Corp., Senior Notes                7.50      12/01/2013           540
        500   Crown Castle International Corp., Senior
                Notes, Series B                                             7.50      12/01/2013           540
        500   IPCS Escrow Co., Senior Notes(a)                             11.50       5/01/2012           547
      1,000   MetroPCS, Inc., Senior Notes                                 10.75      10/01/2011         1,042
        250   Nextel Partners, Inc., Senior Notes                           8.13       7/01/2011           276
        468   Nextel Partners, Inc., Senior Notes                          12.50      11/15/2009           542
      1,000   Panamsat Corp., Senior Notes(a)                               9.00       8/15/2014         1,060
      1,000   Rural Cellular Corp., Senior Secured Notes(a)                 8.25       3/15/2012         1,055
      1,000   SBA Telecom, Inc., Senior Discount
                Notes, 9.75%, 12/15/2007                                    9.75(e)   12/15/2011           852
                                                                                                      --------
                                                                                                        10,270
                                                                                                      --------
                 Total corporate obligations (cost: $143,245)                                          152,263
                                                                                                      --------

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (12.7%)

              BROADCASTING & CABLE TV (0.4%)
     $  500   NTL Cable plc, Senior Notes (United Kingdom)                  9.75%      4/15/2014      $    941
                                                                                                      --------
              COMMODITY CHEMICALS (0.5%)
      1,000   BCP Caylux Holdings SCA, Senior Subordinated Notes
                (Germany)(a)                                                9.63       6/15/2014         1,125
                                                                                                      --------
              DIVERSIFIED BANKS (1.0%)
      2,000   UFJ Finance Aruba AEC, Notes (Japan)                          8.75      11/13/2008         2,216
                                                                                                      --------
              DIVERSIFIED METALS & MINING (0.4%)
      1,000   Glencore Funding LLC, Notes (Switzerland)(a)                  6.00       4/15/2014           951
                                                                                                      --------
              DRUG RETAIL (0.5%)
      1,000   Jean Coutu Group, Inc., Senior Subordinated
                Notes (Canada)(a,i)                                         8.50       8/01/2014         1,025
                                                                                                      --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
        850   Fimep S.A., Senior Notes (France)                            10.50       2/15/2013         1,005
                                                                                                      --------
              FOOD RETAIL (2.4%)
      4,729   Ahold Lease USA, Inc., Pass-Through Certificates,
               Series 2001, Class A-1 (Netherlands)                         7.82       1/02/2020         5,142
                                                                                                      --------
              FOREST PRODUCTS (1.4%)
      1,000   Ainsworth Lumber Co., Senior Notes (Canada)(a)                5.67(q)   10/01/2010         1,007
      1,000   Riverside Forest Products Ltd., Senior Notes (Canada)         7.88       3/01/2014         1,068
      1,000   Tembec Industries, Inc., Senior Notes (Canada)                7.75       3/15/2012           985
                                                                                                      --------
                                                                                                         3,060
                                                                                                      --------
              HOTELS, RESORTS, & CRUISE LINES (0.4%)
        250   Intrawest Corp., Senior Notes (Canada)                        7.50      10/15/2013           269
        500   Intrawest Corp., Senior Notes (Canada)(a)                     7.50      10/15/2013           537
                                                                                                      --------
                                                                                                           806
                                                                                                      --------
              INTEGRATED OIL & GAS (1.3%)
      2,750   PEMEX Finance Ltd., Notes (Mexico)                            8.02       5/15/2007         2,923
                                                                                                      --------

              MARINE (0.5%)
        500   CP Ships Ltd., Senior Notes (Canada)(i)                      10.38       7/15/2012           577
        500   Stena AB, Senior Notes (Sweden)                               9.63      12/01/2012           564
                                                                                                      --------
                                                                                                         1,141
                                                                                                      --------
              PAPER PACKAGING (0.3%)
        500   JSG Funding plc, Senior Notes (Ireland)                       9.63      10/01/2012           573
                                                                                                      --------
              PAPER PRODUCTS (0.7%)
      1,000   Abitibi-Consolidated, Inc., Notes (Canada)                    6.00       6/20/2013           958
        500   Cascades, Inc., Senior Notes (Canada)                         7.25       2/15/2013           540
                                                                                                      --------
                                                                                                         1,498
                                                                                                      --------
              PUBLISHING (0.7%)
      1,125   Hollinger Participation, Senior Notes (Canada)(a,p)          12.13      11/15/2010         1,423
                                                                                                      --------
              RAILROADS (0.9%)
      2,000   TFM S.A. de C.V., Senior Discount Debentures (Mexico)(d)     11.75       6/15/2009         2,045
                                                                                                      --------

8

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                               COUPON                         VALUE
      (000)   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (0.5%)
     $1,000   Westfield Capital Corp., Senior Notes (Australia)(a,c)        5.13%     11/15/2014      $  1,004
                                                                                                      --------
              SEMICONDUCTORS (0.3%)
        750   New Asat Finance Ltd., Senior Notes (Hong Kong)(a)            9.25       2/01/2011           656
                                                                                                      --------
              Total eurodollar and yankee obligations (cost: $26,057)                                   27,534
                                                                                                      --------
              ASSET-BACKED SECURITIES (5.5%)

              AIRLINES (5.1%)
              America West Airlines, Inc., Pass-Through Certificates,
      1,660     Series 1998-1, Class A                                      6.87       1/02/2017         1,672
      1,273     Series 1998-1, Class B(d)                                   7.12       1/02/2017         1,062
      3,000   American Airlines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC(i)                           6.82       5/23/2011         2,679
      1,648   Continental Airlines, Inc., Pass-Through Certificates,
                Series 2000-2, Class A-1                                    7.71       4/02/2021         1,595
      2,000   Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001, Class A-2, EETC(i)                             7.11       9/18/2011         1,879
              Northwest Airlines, Inc., Pass-Through Certificates,
      2,000     Series 2001-1, Class A-2(i)                                 6.84      10/01/2012         1,980
        206     Series 1999-2C, EETC                                        8.30       9/01/2010           167
                                                                                                      --------
                                                                                                        11,034
                                                                                                      --------
              ASSET-BACKED FINANCING (0.4%)
        968   Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8, EETC                                   2.21(q)    3/15/2019           840
                                                                                                      --------
              Total asset-backed securities (cost: $12,025)                                             11,874
                                                                                                      --------
              MUNICIPAL OBLIGATION (0.4%)

              SPECIAL ASSESSMENT/TAX/FEE
      1,000   Short Pump Town Center Community Development Auth.,
               VA, RB(a) (cost: $1,000)                                     6.26       2/01/2009           999
                                                                                                      --------
              COMMERCIAL MORTGAGE-BACKED SECURITY (0.2%)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITY(f)
      9,312   CS First Boston Corp., Series 1998-C1, Class AX
                (aquired 6/13/2003; cost: $453)(g) (cost: $368)             1.04       5/17/2040           407
                                                                                                      --------
     NUMBER
  OF SHARES
-----------
              EQUITY SECURITIES (5.6%)

              STOCKS (5.6%)
              -------------
              AGRICULTURAL PRODUCTS (0.2%)
      5,000   Dairy Farmers of America, Inc., 7.875%,
                cumulative redeemable (Perpetual Preferred)(a)                                             518
                                                                                                      --------
              DIVERSIFIED BANKS (0.2%)
     10,000   Bank of America Corp.                                                                        448
                                                                                                      --------
              ELECTRIC UTILITIES (0.5%)
     15,000   American Electric Power Co., Inc.                                                            494
     20,000   Great Plains Energy, Inc.                                                                    500
                                                                                                      --------
                                                                                                           994
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                               COUPON                         VALUE
  OF SHARES   SECURITY                                                      RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     10,000   Citizens Communications Co.                                                             $    134
                                                                                                      --------
              PHARMACEUTICALS (0.1%)
     10,000   Merck & Co., Inc.                                                                            313
                                                                                                      --------
              REAL ESTATE INVESTMENT TRUSTS (2.0%)
     20,000   Gables Residential Trust "D", 7.50%,
                cumulative redeemable (Preferred)                                                          528
     25,000   Maguire Properties, Inc.                                                                     654
     20,000   Maguire Properties, Inc., Series A, 7.625% cumulative
                redeemable (Preferred)                                                                     497
     20,000   New Plan Excel Realty Trust, Inc., depositary shares "E",
                7.625%, cumulative redeemable (Preferred)                                                  533
     20,000   Parkway Properties, Inc., Series D, 8.00%,
                cumulative redeemable (Preferred)                                                          520
     20,000   Public Storage, Inc., Series C, 6.60%
                (Perpetual Preferred)*                                                                     500
     20,000   Regency Centers Corp., 7.25% (Preferred)                                                     514
     20,000   SL Green Realty Corp., Series C (Preferred)                                                  513
                                                                                                      --------
                                                                                                         4,259
                                                                                                      --------
              REGIONAL BANKS (1.9%)
  4,000,000   Farm Credit Bank of Texas, Series 1,
                7.56% (Perpetual Preferred)                                                              4,139
                                                                                                      --------
              TOBACCO (0.2%)
     10,000   UST, Inc.                                                                                    412
                                                                                                      --------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
      1,197   Crown Castle International Corp.*                                                             18
     20,000   Crown Castle International Corp., 6.25%,
                cumulative redeemable (Preferred)(p)                                                       955
                                                                                                      --------
                                                                                                           973
                                                                                                      --------
              Total stocks (cost: $11,582)                                                              12,190
                                                                                                      --------
              WARRANTS (0.0%)(r,s)
              --------------------
              BROADCASTING & CABLE TV (0.0%)(s)
        250   Ono Finance plc, Equity Value Certificates
                (United Kingdom) (aquired 7/16/2001; cost: $0)(a,g,l)*                                       -
                                                                                                      --------
              SEMICONDUCTORS (0.0%)(s)
        500   Asat Finance LLC(a)*                                                                           -
                                                                                                      --------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)(s)
        500   Independent Wireless One Holdings, Inc., Equity Value
                Certificates (aquired 8/24/2001; cost: $0)(a,g,l)*                                           -
                                                                                                      --------
              Total warrants (cost: $0)                                                                      -
                                                                                                      --------
              Total equity securities (cost: $11,582)                                                   12,190
                                                                                                      --------
  PRINCIPAL
     AMOUNT
      (000)
-----------
              MONEY MARKET INSTRUMENT (4.2%)

              COMMERCIAL PAPER
              ----------------
              DIVERSIFIED BANKS
     $9,119   UBS Finance, Inc. (cost: $9,119)                              1.84%     11/01/2004         9,119
                                                                                                      --------

10

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES   SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (13.1%)(h)

              MONEY MARKET FUNDS (0.2%)(k)
        634   AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 1.73%                                                                      $      1
    506,823   Merrill Lynch Premier Institutional Fund, 1.70%                                              507
                                                                                                      --------
                                                                                                           508
                                                                                                      --------
  PRINCIPAL
     AMOUNT
      (000)
-----------
              REPURCHASE AGREEMENTS (12.9%)(j)
     $8,500   CS First Boston LLC, 1.84%, acquired on 10/31/2004
                and due 11/01/2004 at $8,500 (collateralized by $8,685
                of U.S. Treasury Bills, 1.72%, due 11/26/2004;
                market value $8,674)                                                                     8,500
      8,600   Deutsche Bank Securities, Inc., 1.84%, acquired on
                10/31/2004 and due 11/01/2004 at $8,600
                (collateralized by $101,143 of Fannie Mae Notes(n),
                1.06%, due 5/25/2032; and $114,094 of Freddie Mac
                Notes(n), 5.73%, due 2/15/2022; combined
                market value $8,772)                                                                     8,600
      2,640   Lehman Brothers, Inc., 1.87%, acquired on
                10/31/2004 and due 11/01/2004 at $2,640
                (collateralized by $2,165 of Freddie Mac Notes(n),
                3.80%(m), due 7/15/2009; and $1,685 of FICO STRIPS,
                5.01%(m), due 11/11/2017; combined market value $2,696)                                  2,640
      2,750   Merrill Lynch Government Securities, Inc., 1.83%,
                acquired on 10/31/2004 and due 11/01/2004 at $2,750
                (collateralized by $2,820 of Fannie Mae Notes(n)
                1.99%(m), due 1/12/2005; market value $2,808)                                            2,750
      5,400   Morgan Stanley & Co., Inc., 1.83%, acquired on 10/31/2004
                and due 11/01/2004 at $5,400 (collateralized by $4,835
                of Federal Farm Credit Bank Notes(n), 5.24% - 6.06%, due
                10/01/2008 - 5/28/2013; market value $5,509)                                             5,400
                                                                                                      --------
                                                                                                        27,890
                                                                                                      --------
              Total short-term investments purchased with cash
                collateral from securities loaned (cost: $28,398)                                       28,398
                                                                                                      --------

              TOTAL INVESTMENTS (COST: $231,794)                                                      $242,784
                                                                                                      ========

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           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

             USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund).

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                 (NAV) each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $12,685,000 and $1,695,000, respectively, resulting in net unrealized appreciation of $10,990,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $217,099,000 at October 31, 2004, and in, total, may not equal 100%.

12

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Currently the issuer is in default with respect to interest payments.

         (c) When-issued security - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2004, the cost of securities purchased on a when-issued basis was $1,998,000.

         (d) At October 31, 2004, portions of these securities were segregated to cover when-issued purchases.

         (e) Stepped coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the
              COUPONrate column represents the effective yield at the date of purchase.

         (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at October 31, 2004, was $407,000, which represented 0.2% of the Fund's net assets.

         (h) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (i) The security or a portion thereof was out on loan as of October
             31, 2004. The aggregate fair market value of these securities as of October 31, 2004 was approximately $26,468,000.

                                                                              13
 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2004 (UNAUDITED)

         (j) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (k) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (l) Security was fair valued at October 31, 2004, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (o) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (p) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (q) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

         (r) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (s) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

             EETC          Enhanced Equipment Trust Certificate

             MTN           Medium-Term Note

             RB            Revenue Bond

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

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.
                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48448-1204                                 (C)2004, USAA. All rights reserved.





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.